Goodwill and Intangible Assets, Net (Details) - Schedule of changes in the carrying amount of goodwill - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Goodwill [Line Items]
Balance at beginning of year	$ 20,254,309	$ 41,874,527
Adjustments to Trellis' goodwill	(14,300)
Goodwill impairment	(4,172,000)	(14,383,310)
Balance at end of year	41,874,527	46,942,681
Ample [Member]
Goodwill [Line Items]
Additions due to acquisition	$ 25,806,518
Viridian [Member]
Goodwill [Line Items]
Additions due to acquisition		5,408,884
365 Cannabis [Member]
Goodwill [Line Items]
Additions due to acquisition		$ 14,042,580